Note 16 - Financial Instruments - Fair Value of Company's Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Interest Rate Swap [Member]
Interest rate swap contract, current portion	$ 41,435	$ 229,451
Current Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract, current portion
Current Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion	41,435	229,451
Current Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract, current portion
Noncurrent Interest Rate Swap [Member]
Interest rate swap contract, current portion		16,631
Noncurrent Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract, current portion
Noncurrent Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion		16,631
Noncurrent Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract, current portion